Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Guarantees
Maturity less than 1 year	SFr 13,638	SFr 15,492
Maturity between 1 to 3 years	4,762	6,909
Maturity between 3 to 5 years	1,558	1,620
Maturity greater than 5 years	2,502	2,659
Total gross amount	22,460	26,680
Total net amount	21,602	25,563
Carrying value	240	425
Collateral received	9,138	9,408
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,257	2,124
Maturity between 1 to 3 years	451	1,049
Maturity between 3 to 5 years	127	197
Maturity greater than 5 years	471	561
Total gross amount	3,306	3,931
Total net amount	3,193	3,874
Carrying value	22	25
Collateral received	2,068	2,014
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,280	3,982
Maturity between 1 to 3 years	1,750	2,253
Maturity between 3 to 5 years	729	555
Maturity greater than 5 years	513	528
Total gross amount	7,272	7,318
Total net amount	6,527	6,299
Carrying value	61	40
Collateral received	3,778	3,605
Derivatives
Guarantees
Maturity less than 1 year	2,646	5,374
Maturity between 1 to 3 years	1,702	2,567
Maturity between 3 to 5 years	520	561
Maturity greater than 5 years	374	419
Total gross amount	5,242	8,921
Total net amount	5,242	8,921
Carrying value	101	289
Other guarantees
Guarantees
Maturity less than 1 year	4,455	4,012
Maturity between 1 to 3 years	859	1,040
Maturity between 3 to 5 years	182	307
Maturity greater than 5 years	1,144	1,151
Total gross amount	6,640	6,510
Total net amount	6,640	6,469
Carrying value	56	71
Collateral received	3,292	3,789
Bank
Guarantees
Maturity less than 1 year	13,642	15,492
Maturity between 1 to 3 years	4,762	6,909
Maturity between 3 to 5 years	1,558	1,620
Maturity greater than 5 years	2,530	2,659
Total gross amount	22,492	26,680
Total net amount	21,634	25,563
Carrying value	240	425
Collateral received	9,138	9,408
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,261	2,124
Maturity between 1 to 3 years	451	1,049
Maturity between 3 to 5 years	127	197
Maturity greater than 5 years	471	561
Total gross amount	3,310	3,931
Total net amount	3,197	3,874
Carrying value	22	25
Collateral received	2,068	2,014
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,280	3,982
Maturity between 1 to 3 years	1,750	2,253
Maturity between 3 to 5 years	729	555
Maturity greater than 5 years	513	528
Total gross amount	7,272	7,318
Total net amount	6,527	6,299
Carrying value	61	40
Collateral received	3,778	3,605
Bank | Derivatives
Guarantees
Maturity less than 1 year	2,646	5,374
Maturity between 1 to 3 years	1,702	2,567
Maturity between 3 to 5 years	520	561
Maturity greater than 5 years	374	419
Total gross amount	5,242	8,921
Total net amount	5,242	8,921
Carrying value	101	289
Bank | Other guarantees
Guarantees
Maturity less than 1 year	4,455	4,012
Maturity between 1 to 3 years	859	1,040
Maturity between 3 to 5 years	182	307
Maturity greater than 5 years	1,172	1,151
Total gross amount	6,668	6,510
Total net amount	6,668	6,469
Carrying value	56	71
Collateral received	SFr 3,292	SFr 3,789